Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Discontinued operations	$ 7,437,854	$ 7,437,854	$ 7,437,854